Schedule of Investments (unaudited)
July 31, 2025
iShares® J.P. Morgan EM Corporate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Angola — 0.2%
Azule Energy Finance PLC, 8.13%, 01/23/30(a)	$900	$903,960
Argentina — 1.9%
Pampa Energia SA, 7.88%, 12/16/34(a)	550	550,000
Pluspetrol SA, 8.50%, 05/30/32(b)(c)	500	508,438
Telecom Argentina SA
9.25%, 05/28/33(a)	800	822,000
9.50%, 07/18/31(a)	625	656,168
Vista Energy Argentina SAU
7.63%, 12/10/35(a)	535	522,936
8.50%, 06/10/33(b)	300	307,800
YPF SA
6.95%, 07/21/27(a)	562	562,562
7.00%, 09/30/33(a)(d)	525	499,632
7.00%, 12/15/47(a)	400	341,500
8.25%, 01/17/34(a)(c)	800	805,600
8.75%, 09/11/31(a)	450	467,213
9.00%, 06/30/29(a)(d)(e)	600	619,312
9.50%, 01/17/31(a)	600	633,186
		7,296,347
Australia — 0.3%
AngloGold Ashanti Holdings PLC
3.38%, 11/01/28	400	382,285
3.75%, 10/01/30	500	469,215
China Ping An Insurance Overseas Holdings Ltd., 2.85%, 08/12/31(a)	200	177,776
		1,029,276
Bahrain — 0.3%
AUB Sukuk Ltd., 2.62%, 09/09/26(a)	400	389,200
BBK BSC, 6.88%, 06/06/29(a)	400	404,875
GFH Senior Sukuk Ltd., 7.50%, 11/06/29(a)	400	398,232
		1,192,307
Brazil — 5.1%
3R Lux SARL, 9.75%, 02/05/31(a)	200	205,700
Acu Petroleo Luxembourg SARL, 7.50%, 01/13/32(a)	221	222,591
Adecoagro SA, 7.50%, 07/29/32(b)	100	99,925
Aegea Finance SARL, 9.00%, 01/20/31(a)	200	213,500
Amaggi Luxembourg International SARL, 5.25%, 01/28/28(a)	200	196,000
Ambipar Lux SARL, 9.88%, 02/06/31(a)	200	181,250
B3 SA - Brasil Bolsa Balcao, 4.13%, 09/20/31(a)	200	182,100
Banco Bradesco SA/Cayman Islands
4.38%, 03/18/27(a)	200	199,040
6.50%, 01/22/30(a)	200	208,200
Banco BTG Pactual SA/Cayman Islands
5.75%, 01/22/30(a)	200	200,638
6.25%, 04/08/29(a)	200	205,775
Banco do Brasil SA
3.25%, 09/30/26(a)	200	196,406
6.00%, 03/18/31(a)	200	203,010
6.25%, 04/18/30(a)	200	204,700
8.75%, (10-year CMT + 4.398%)(a)(c)(e)(f)	400	401,030
Braskem America Finance Co., 7.13%, 07/22/41(a)	200	130,700
Braskem Netherlands Finance BV
4.50%, 01/10/28(a)	400	306,000
4.50%, 01/31/30(a)	200	140,700
5.88%, 01/31/50(a)	200	117,750
7.25%, 02/13/33(a)	400	282,380
8.00%, 10/15/34(a)	200	141,750
Security	Par (000)	Value
Brazil (continued)
BRF SA
4.88%, 01/24/30(a)	$200	$191,286
5.75%, 09/21/50(a)	200	163,627
Centrais Eletricas Brasileiras SA
4.63%, 02/04/30(a)	200	190,000
6.50%, 01/11/35(a)	200	197,440
Constellation Oil Services Holding SA, 9.38%, 11/07/29(a)	200	205,000
Cosan Overseas Ltd., 8.25%(a)(f)	100	100,656
CSN Inova Ventures, 6.75%, 01/28/28(a)	200	189,866
CSN Resources SA
4.63%, 06/10/31(a)	200	157,900
5.88%, 04/08/32(a)	200	165,400
8.88%, 12/05/30(a)	200	197,900
Embraer Netherlands Finance BV
5.98%, 02/11/35(c)	125	127,242
7.00%, 07/28/30(a)	200	212,926
Gerdau Trade Inc., 5.75%, 06/09/35	100	100,609
Gol Finance Inc.
14.38%, 06/06/30(b)	400	388,000
14.38%, 06/06/30(a)	100	97,000
Guara Norte SARL, 5.20%, 06/15/34(a)	154	147,727
GUSAP III LP, 4.25%, 01/21/30(a)	200	193,896
Itau Unibanco Holding SA/Cayman Island
3.88%, 04/15/31, (5-year CMT + 3.446%)(a)(e)	200	198,360
6.00%, 02/27/30(a)	200	205,000
7.56%, (5-year CMT + 3.222%)(a)(e)(f)	200	200,400
Klabin Austria GmbH
5.75%, 04/03/29(a)	200	202,700
7.00%, 04/03/49(a)	200	201,826
LD Celulose International GmbH, 7.95%, 01/26/32(a)	200	209,100
MARB BondCo PLC, 3.95%, 01/29/31(a)	200	176,770
MC Brazil Downstream Trading SARL, 7.25%, 06/30/31(a)	365	295,556
MercadoLibre Inc., 3.13%, 01/14/31	200	181,185
Minerva Luxembourg SA
4.38%, 03/18/31(a)	400	357,052
8.88%, 09/13/33(a)	200	217,250
Movida Europe SA, 7.85%, 04/11/29(a)	200	187,000
Nexa Resources SA, 6.75%, 04/09/34(a)	200	209,550
Petrobras Global Finance BV
5.50%, 06/10/51(c)	160	124,920
5.60%, 01/03/31(c)	250	253,285
6.00%, 01/27/28(c)	295	300,081
6.00%, 01/13/35(c)	200	193,575
6.50%, 07/03/33(c)	200	205,413
6.75%, 01/27/41(c)	150	148,088
6.85%, 06/05/2115(c)	375	333,525
6.88%, 01/20/40(c)	200	200,750
7.25%, 03/17/44	150	152,580
7.38%, 01/17/27	150	154,755
Raizen Fuels Finance SA
5.70%, 01/17/35(a)	400	372,600
6.45%, 03/05/34(a)	200	198,562
6.70%, 02/25/37(a)	200	194,560
6.95%, 03/05/54(a)	400	373,600
Rede D'or Finance SARL
4.50%, 01/22/30(a)	200	189,416
4.95%, 01/17/28(a)	200	197,744
Rumo Luxembourg SARL, 5.25%, 01/10/28(a)	200	199,062

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® J.P. Morgan EM Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Brazil (continued)
Samarco Mineracao SA, 9.50%, 06/30/31, (9.05 % PIK)(a)(g)	$1,049	$1,037,208
Simpar Europe SA, 5.20%, 01/26/31(a)	200	158,678
Sitios Latinoamerica SAB de CV, 5.38%, 04/04/32(a)	200	196,050
St Marys Cement Inc. Canada, 5.75%, 04/02/34(a)	200	203,100
Suzano Austria GmbH
2.50%, 09/15/28	100	93,056
3.13%, 01/15/32	300	263,133
3.75%, 01/15/31	500	464,000
5.00%, 01/15/30	200	198,546
6.00%, 01/15/29	400	409,800
7.00%, 03/16/47(a)	200	213,750
Suzano International Finance BV, 5.50%, 01/17/27	300	302,730
Trident Energy Finance PLC, 12.50%, 11/30/29(a)	200	205,938
Usiminas International Sarl, 7.50%, 01/27/32(a)	200	204,175
Vale Overseas Ltd.
3.75%, 07/08/30(c)	450	424,125
6.13%, 06/12/33(c)	350	365,557
6.40%, 06/28/54(c)	500	488,000
6.88%, 11/21/36(c)	100	109,013
6.88%, 11/10/39	150	162,301
XP Inc., 6.75%, 07/02/29(a)	200	203,940
Yinson Bergenia Production BV, 8.50%, 01/31/45(b)	200	206,800
Yinson Boronia Production BV, 8.95%, 07/31/42(a)	196	211,519
		20,021,304
British Virgin Islands — 0.0%
Joy Treasure Assets Holdings Inc., 5.50%, 02/01/27(a)	200	201,480
Canada — 0.1%
CCCI Treasure Ltd., 3.65%, (5-year CMT + 5.117%)(a)(e)(f)	200	196,030
Tencent Holdings Ltd., 3.29%, 06/03/60(a)	200	129,912
		325,942
Cayman Islands — 0.6%
Al Rajhi Sukuk Ltd., 5.05%, 03/12/29(a)	400	403,467
Alinma Tier 1 Sukuk Ltd., 6.50%, (5-year CMT + 2.201%)(a)(e)(f)	400	405,624
Arabian Centres Sukuk III Ltd., 9.50%, 03/06/29(a)	200	204,000
Doha Finance Ltd., 5.25%, 03/12/29(a)	400	405,300
QNB Finance Ltd., 5.55%, 04/02/29, (1-day SOFR + 1.200%)(e)	800	811,000
SNB Sukuk Ltd., 5.13%, 02/27/29(a)	200	202,813
		2,432,204
Chile — 3.8%
AES Andes SA, 8.15%, 06/10/55, (5-year CMT + 3.835%)(a)(e)	400	418,244
Agrosuper SA, 4.60%, 01/20/32(a)	200	187,250
Alfa Desarrollo SpA, 4.55%, 09/27/51(a)	593	444,695
Antofagasta PLC
2.38%, 10/14/30(a)	200	175,010
5.63%, 05/13/32(a)	400	406,000
6.25%, 05/02/34(a)	400	417,950
ATP Tower Holdings / Andean Telecom Partners Chile SpA / Andean Tower Partners C, 7.88%, 02/03/30(a)	200	202,590
Banco de Chile, 2.99%, 12/09/31(a)	200	177,830
Banco de Credito e Inversiones SA
2.88%, 10/14/31(a)	200	179,000
3.50%, 10/12/27(a)(c)	200	195,700
7.50%, , (5-year CMT + 3.767%)(a)(e)(f)	200	204,024
Security	Par (000)	Value
Chile (continued)
8.75%, (5-year CMT + 4.944%)(a)(c)(e)(f)	$400	$426,800
Banco Santander Chile, 3.18%, 10/26/31(a)(c)	200	181,875
Celulosa Arauco y Constitucion SA
4.20%, 01/29/30(a)	400	380,750
4.25%, 04/30/29(a)	200	192,708
5.15%, 01/29/50(a)	400	332,760
5.50%, 04/30/49(a)	200	175,117
6.18%, 05/05/32(a)	200	204,400
Cencosud SA
4.38%, 07/17/27(a)	600	594,630
5.95%, 05/28/31(a)	200	205,490
Chile Electricity Lux Mpc II Sarl, 5.67%, 10/20/35(a)	400	406,100
Chile Electricity Lux MPC II SARL, 5.58%, 10/20/35(a)	587	592,368
Chile Electricity Lux MPC SARL, 6.01%, 01/20/33(a)	358	371,917
Cia. Cervecerias Unidas SA, 3.35%, 01/19/32(a)	400	353,125
Colbun SA
3.15%, 03/06/30(a)	200	186,126
3.15%, 01/19/32(a)	400	355,152
3.95%, 10/11/27(a)	200	196,900
Empresa Nacional de Telecomunicaciones SA
3.05%, 09/14/32(a)	450	386,212
4.75%, 08/01/26(a)	100	99,665
Enel Americas SA, 4.00%, 10/25/26	150	148,545
Enel Chile SA, 4.88%, 06/12/28	600	603,510
Engie Energia Chile SA
3.40%, 01/28/30(a)	200	185,938
6.38%, 04/17/34(a)	400	419,200
Falabella SA, 3.38%, 01/15/32(a)	400	348,800
GNL Quintero SA, 4.63%, 07/31/29(a)	282	280,842
Interchile SA, 4.50%, 06/30/56(a)	500	405,625
Inversiones CMPC SA
3.00%, 04/06/31(a)	400	354,752
3.85%, 01/13/30(a)	400	379,796
4.38%, 04/04/27(a)(c)	200	198,916
6.13%, 06/23/33(a)	200	206,626
6.13%, 02/26/34(a)	200	205,700
Latam Airlines Group SA
7.63%, 01/07/31(b)	430	441,287
7.88%, 04/15/30(a)	705	727,701
Sociedad Quimica y Minera de Chile SA
3.50%, 09/10/51(a)	400	258,464
5.50%, 09/10/34(a)	400	391,000
6.50%, 11/07/33(a)	400	421,304
Telefonica Moviles Chile SA, 3.54%, 11/18/31(a)	300	195,563
		14,823,957
China — 8.5%
Agricultural Bank of China Ltd./New York, 5.01%, 01/24/27, (1-day SOFR Index + 0.630%)(a)(e)	200	200,294
Alibaba Group Holding Ltd.
2.13%, 02/09/31	200	177,182
2.70%, 02/09/41	200	141,920
3.15%, 02/09/51	400	266,036
3.25%, 02/09/61	200	126,454
3.40%, 12/06/27(c)	500	489,920
4.00%, 12/06/37	400	357,244
4.20%, 12/06/47	400	327,188
4.40%, 12/06/57	200	162,558
4.50%, 11/28/34	200	192,984
4.88%, 05/26/30(a)	200	204,322
5.25%, 05/26/35(a)	200	203,064
5.63%, 11/26/54(a)	200	198,684

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® J.P. Morgan EM Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
China (continued)
Amipeace Ltd.
1.75%, 11/09/26(a)	$400	$387,573
2.25%, 10/22/30(a)	200	181,872
Baidu Inc.
2.38%, 08/23/31	200	177,664
3.63%, 07/06/27	200	197,122
Bank of China Ltd./Panama, 4.87%, 03/19/28, (1-day SOFR Index + 0.500%)(a)(e)	200	199,856
Bank of China Ltd./Sydney, 4.86%, 03/04/28, (1-day SOFR Index + 0.500%)(a)(e)	200	199,856
Bank of China Ltd/Hungarian, 4.92%, 06/26/27, (1-day SOFR Index + 0.550%)(a)(e)	200	200,074
Bank of Communications Co. Ltd., 3.80%, (5-year CMT + 3.345%)(a)(e)(f)	600	597,564
Bank of Communications Co. Ltd./Hong Kong, 4.93%, 08/01/27, (1-day SOFR Index + 0.550%)(a)(e)	200	200,062
BOC Aviation Ltd.
2.63%, 09/17/30(a)	600	546,390
3.00%, 09/11/29(a)(c)	500	471,215
3.50%, 09/18/27(a)	400	391,948
4.50%, 05/23/28(a)	400	399,632
BOC Aviation USA Corp.
4.63%, 09/04/31(a)	400	401,064
4.88%, 05/03/33(a)(c)	400	400,340
5.00%, 01/17/29(a)	400	405,772
5.25%, 01/14/30(a)	400	410,116
5.75%, 11/09/28(a)(c)	400	414,492
Bocom Leasing Management Hong Kong Co. Ltd.
5.03%, 03/07/28, (1-day SOFR Index + 0.670%)(a)(e)	200	199,687
5.05%, 06/26/27, (1-day SOFR Index + 0.680%)(a)(e)	200	199,492
5.13%, 03/07/30, (1-day SOFR Index + 0.770%)(a)(e)	200	199,563
Charming Light Investments Ltd., 4.38%, 12/21/27(a)	200	197,602
China Cinda 2020 I Management Ltd.
3.00%, 01/20/31(a)	200	182,228
3.13%, 03/18/30(a)	200	186,392
3.25%, 01/28/27(a)	200	195,800
5.75%, 05/28/29(a)	200	206,528
China Cinda Finance 2017 I Ltd.
4.75%, 02/08/28(a)	200	200,416
4.75%, 02/21/29(a)	200	200,102
China Construction Bank Corp., 2.85%, 01/21/32, (5-year CMT + 1.400%)(a)(e)	600	584,550
China Construction Bank Corp/Hong Kong
4.92%, 07/16/27, (1-day SOFR Index + 0.550%)(a)(e)	400	400,388
4.93%, 05/28/30(a)(e)	200	200,068
China Development Bank Financial Leasing Co. Ltd., 2.88%, 09/28/30, (5-year CMT + 2.750%)(a)(e)	200	199,246
China Everbright Bank Co. Ltd./Sydney, 5.00%, 09/20/26, (1-day SOFR Index + 0.630%)(a)(e)	200	200,290
China Everbright Bank Co. Ltd/Hong Kong, 4.86%, 05/14/27, (1-day SOFR Index + 0.520%)(a)(e)	200	199,812
China Great Wall International Holdings III Ltd., 3.88%, 08/31/27(a)	200	195,606
China Overseas Finance Cayman VIII Ltd., 2.75%, 03/02/30(a)	200	183,308
China Railway Xunjie Co. Ltd., 4.00%, 07/06/27(a)	200	198,562
Security	Par (000)	Value
China (continued)
China State Construction Finance Cayman I Ltd., 3.40%, (5-year CMT + 5.581%)(a)(e)(f)	$200	$196,982
China Taiping Insurance Holdings Co. Ltd., 6.40%, (5-year CMT + 2.072%)(a)(e)(f)	400	415,416
CICC Hong Kong Finance 2016 MTN Ltd.
5.01%, 01/18/27(a)	200	201,048
5.29%, 01/18/27, (1-day SOFR Index + 0.950%)(a)(e)	200	200,744
CITIC Ltd.
2.85%, 02/25/30(a)	200	186,358
2.88%, 02/17/27(a)	400	390,216
3.88%, 02/28/27(a)	200	197,998
CMB International Leasing Management Ltd., 5.12%, 06/04/27, (1-day SOFR + 0.760%)(a)(e)	200	200,250
CMHI Finance BVI Co. Ltd., 5.00%, 08/06/28(a)	200	202,510
CNOOC Finance 2011 Ltd., 5.75%, 01/26/41(a)	200	213,062
CNOOC Finance 2013 Ltd.
2.88%, 09/30/29	200	189,960
3.30%, 09/30/49	200	149,564
CNOOC Finance 2015 USA LLC, 4.38%, 05/02/28	400	399,484
CNOOC Petroleum North America ULC, 6.40%, 05/15/37	200	231,150
Contemporary Ruiding Development Ltd., 1.50%, 09/09/26(a)	200	193,220
CSCEC Finance Cayman II Ltd., 3.50%, 07/05/27(a)	200	196,170
CSCIF Hong Kong Ltd., 5.01%, 05/31/27, (1-day SOFR Index + 0.670%)(a)(e)	200	199,718
CSI MTN Ltd., 5.07%, 10/22/27, (1-day SOFR Index + 0.730%)(a)(e)	200	200,187
ENN Energy Holdings Ltd., 4.63%, 05/17/27(a)	200	199,162
Far East Horizon Ltd., 6.63%, 04/16/27(a)	200	202,793
Fortune Star BVI Ltd., 8.50%, 05/19/28(a)	200	205,000
Franshion Brilliant Ltd., 4.25%, 07/23/29(a)	200	179,250
Huarong Finance 2017 Co. Ltd.
4.25%, 11/07/27(a)	400	394,000
4.75%, 04/27/27(a)	200	199,188
Huarong Finance 2019 Co. Ltd., 4.50%, 05/29/29(a)	200	195,438
ICBCIL Finance Co. Ltd., 2.70%, 01/27/27(a)	200	194,426
Industrial & Commercial Bank of China Ltd., 3.20%, (5-year CMT + 2.368%)(a)(e)(f)	1,600	1,571,776
Industrial & Commercial Bank of China Ltd./Hong Kong
1.20%, 05/21/28(a)(e)	200	200,040
1.63%, 10/28/26(a)	200	193,648
Industrial & Commercial Bank of China Ltd./New York, 3.54%, 11/08/27	250	245,795
Industrial & Commercial Bank of China Ltd./Singapore, 4.98%, 10/25/26, (1-day SOFR Index + 0.600%)(a)(e)	200	200,250
JD.com Inc., 3.38%, 01/14/30	200	190,998
Lenovo Group Ltd.
3.42%, 11/02/30(a)	400	372,500
5.83%, 01/27/28(a)	200	204,882
Longfor Group Holdings Ltd., 4.50%, 01/16/28(a)	200	179,926
Meituan
3.05%, 10/28/30(a)	200	184,232
4.50%, 04/02/28(a)	200	199,212
4.63%, 10/02/29(a)	400	398,832
Prosus NV
3.06%, 07/13/31(a)	1,000	890,000
3.26%, 01/19/27(a)	600	587,064

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® J.P. Morgan EM Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
China (continued)
3.68%, 01/21/30(a)	$800	$755,750
3.83%, 02/08/51(a)	900	579,753
4.03%, 08/03/50(a)	600	402,000
4.19%, 01/19/32(a)	600	563,062
4.85%, 07/06/27(a)	400	401,136
4.99%, 01/19/52(a)	700	540,827
SF Holding Investment 2021 Ltd., 3.13%, 11/17/31(a)	200	185,050
SF Holding Investment Ltd., 2.38%, 11/17/26(a)	200	194,598
Shanghai Port Group BVI Development 2 Co. Ltd., 2.38%, 07/13/30(a)	200	184,094
Sinopec Capital 2013 Ltd., 4.25%, 04/24/43(a)	200	179,808
Soar Wise Ltd., 5.15%, 03/18/27(a)	200	198,000
Tencent Holdings Ltd.
2.39%, 06/03/30(a)	600	548,910
2.88%, 04/22/31(a)	200	184,742
3.24%, 06/03/50(a)	400	274,464
3.60%, 01/19/28(a)(c)	300	294,474
3.68%, 04/22/41(a)	200	162,000
3.84%, 04/22/51(a)(c)	400	305,392
3.93%, 01/19/38(a)	200	178,792
3.94%, 04/22/61(a)	200	148,626
3.98%, 04/11/29(a)	600	592,314
4.53%, 04/11/49(a)(c)	200	172,366
Tencent Music Entertainment Group, 2.00%, 09/03/30	200	176,252
Vanke Real Estate Hong Kong Co. Ltd., 3.98%, 11/09/27(a)	200	160,900
Weibo Corp., 3.38%, 07/08/30	200	186,567
Xiaomi Best Time International Ltd.
2.88%, 07/14/31(a)	200	182,094
3.38%, 04/29/30(a)	200	190,012
Zhongsheng Group Holdings Ltd., 5.98%, 01/30/28(a)	200	199,756
		33,254,290
Colombia — 3.4%
ABRA Global Finance, 14.00%, 10/22/29, (6.00 % Cash and 8.00 % PIK)(a)(g)	308	235,013
AI Candelaria Spain SA, 5.75%, 06/15/33(a)	400	344,996
Banco Davivienda SA
6.65%, (10-year CMT + 5.097%)(a)(e)(f)	200	177,625
8.13%, 07/02/35, (5-year CMT + 3.520%)(b)(e)	200	202,618
Bancolombia SA, 8.63%, 12/24/34, (5-year CMT + 4.320%)(c)(e)	400	424,600
Canacol Energy Ltd., 5.75%, 11/24/28(a)	200	59,264
Colombia Telecomunicaciones SA ESP, 4.95%, 07/17/30(a)	400	352,000
Ecopetrol SA
4.63%, 11/02/31	700	603,834
5.88%, 05/28/45(c)	1,100	779,757
5.88%, 11/02/51(c)	450	307,350
6.88%, 04/29/30	1,200	1,201,560
7.38%, 09/18/43(c)	550	472,642
7.75%, 02/01/32	1,000	995,500
8.38%, 01/19/36	1,000	987,000
8.63%, 01/19/29(c)	758	813,675
8.88%, 01/13/33	1,240	1,300,760
EnfraGen Energia Sur SA/EnfraGen Spain SA/Prime Energia SpA, 5.38%, 12/30/30(a)	400	361,400
Geopark Ltd., 8.75%, 01/31/30(a)	400	345,760
Gran Tierra Energy Inc., 9.50%, 10/15/29(a)	400	329,000
Grupo Aval Ltd., 4.38%, 02/04/30(a)	600	550,200
Grupo Nutresa SA
8.00%, 05/12/30(a)	600	632,400
Security	Par (000)	Value
Colombia (continued)
9.00%, 05/12/35(a)	$600	$656,100
Promigas SA ESP/Gases del Pacifico SAC, 3.75%, 10/16/29(a)	400	374,000
SierraCol Energy Andina LLC, 6.00%, 06/15/28(a)	400	375,600
SURA Asset Management SA, 6.35%, 05/13/32(a)	200	209,080
Transportadora de Gas Internacional SA ESP, 5.55%, 11/01/28(a)	200	202,600
		13,294,334
Congo, The Democratic Republic — 0.1%
Ivanhoe Mines Ltd., 7.88%, 01/23/30(a)	600	601,950
Czech Republic — 0.3%
Allwyn Entertainment Financing U.K. PLC, 7.88%, 04/30/29(a)	600	624,000
Czechoslovak Group AS, 6.50%, 01/10/31(b)	600	606,534
		1,230,534
Dominican Republic — 0.1%
Aeropuertos Dominicanos Siglo XXI SA, 7.00%, 06/30/34(a)	400	412,540
Ghana — 0.1%
Kosmos Energy Ltd., 8.75%, 10/01/31(a)	400	308,600
Guatemala — 0.8%
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, 5.25%, 04/27/29(a)	850	822,622
CT Trust, 5.13%, 02/03/32(a)	600	561,750
Investment Energy Resources Ltd., 6.25%, 04/26/29(a)	600	588,564
Millicom International Cellular SA
4.50%, 04/27/31(a)(c)	800	732,800
6.25%, 03/25/29(a)	360	360,450
		3,066,186
Hong Kong — 3.4%
AIA Group Ltd.
2.70%, (5-year CMT + 1.758%)(a)(e)(f)	200	196,500
3.20%, 09/16/40(a)	400	305,806
3.38%, 04/07/30(a)	200	190,980
3.60%, 04/09/29(a)	200	195,074
3.90%, 04/06/28(a)	200	197,282
4.50%, 03/16/46(a)	200	174,098
4.88%, 03/11/44(a)	200	184,164
4.95%, 04/04/33(a)	200	201,302
5.38%, 04/05/34(a)	200	203,390
5.40%, 09/30/54(a)	200	187,675
5.63%, 10/25/27(a)	200	205,208
Bank of Communications Hong Kong Ltd., 2.30%, 07/08/31, (5-year CMT + 1.400%)(a)(e)	250	244,499
Bank of East Asia Ltd. (The)
5.83%, (5-year CMT + 5.527%)(a)(e)(f)	250	249,378
6.75%, 06/27/34, (5-year CMT + 2.550%)(a)(e)	250	254,970
CAS Capital No. 1 Ltd., 4.00%, (5-year CMT + 3.642%)(a)(e)(f)	200	196,900
Castle Peak Power Finance Co. Ltd., 3.25%, 07/25/27(a)	200	195,760
China CITIC Bank International Ltd.
4.80%, (5-year CMT + 2.104%)(a)(e)(f)	250	249,695
6.00%, 12/05/33, (5-year CMT + 1.650%)(a)(e)	250	258,552
CLP Power HK Finance Ltd., 5.45%, , (1-day SOFR + 1.000%)(a)(e)(f)	200	204,094

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® J.P. Morgan EM Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Hong Kong (continued)
Elect Global Investments Ltd., 7.20%, , (6-year CMT + 2.520%)(a)(e)(f)	$200	$197,661
FWD Group Holdings Ltd.
7.64%, 07/02/31(a)	200	221,104
8.05%, (5-year CMT + 4.865%)(a)(e)(f)	200	201,000
8.40%, 04/05/29(a)	200	205,750
HKT Capital No. 6 Ltd., 3.00%, 01/18/32(a)	200	177,308
Hongkong Electric Finance Ltd., 1.88%, 08/27/30(a)	200	175,562
Hongkong Land Finance Cayman Islands Co. Ltd. (The)
2.25%, 07/15/31(a)	200	174,334
2.88%, 05/27/30(a)	200	184,410
HPHT Finance 21 II Ltd., 1.50%, 09/17/26(a)	200	192,812
Hysan MTN Ltd., 2.82%, 09/04/29(a)	200	181,492
IFC Development Corporate Treasury Ltd., 3.63%, 04/17/29(a)	200	192,686
JMH Co. Ltd., 2.50%, 04/09/31(a)	200	178,442
Joy Treasure Assets Holdings Inc.
3.50%, 09/24/29(a)	200	189,958
5.75%, 06/06/29(a)	200	205,836
Li & Fung Ltd., 5.25%(a)(f)	200	100,000
Link Finance Cayman 2009 Ltd. (The), 2.75%, 01/19/32(a)	200	174,880
Melco Resorts Finance Ltd.
5.38%, 12/04/29(a)	1,000	952,500
5.63%, 07/17/27(a)(c)	400	399,000
5.75%, 07/21/28(a)	600	589,500
7.63%, 04/17/32(a)	600	615,750
MTR Corp. Ltd.
1.63%, 08/19/30(a)	400	354,440
4.38%, 04/01/30(a)	200	202,390
4.88%, 04/01/35(a)	200	203,688
5.25%, 04/01/55(a)	400	395,870
Nanyang Commercial Bank Ltd., 6.00%, 08/06/34, (5-year CMT + 2.100%)(a)(e)	250	252,620
NWD Finance BVI Ltd.
4.13%, (5-year CMT + 5.858%)(a)(f)(h)(i)	400	96,400
4.80%(a)(f)(h)(i)	200	44,750
5.25%, (5-year CMT + 7.889%)(a)(f)(h)(i)	200	55,118
6.25%(a)(f)(h)(i)	200	46,500
NWD MTN Ltd., 4.13%, 07/18/29(a)	200	101,500
Phoenix Lead Ltd., 4.85%(a)(f)	200	160,763
Prudential Funding Asia PLC
2.95%, 11/03/33, (5-year CMT + 1.517%)(a)(e)	200	188,200
3.13%, 04/14/30(c)	300	282,546
4.88%(a)(f)	200	177,600
Seaspan Corp., 5.50%, 08/01/29(a)	200	189,724
Sun Hung Kai Properties Capital Market Ltd.
2.75%, 05/13/30(a)	200	183,466
2.88%, 01/21/30(a)	200	185,360
Swire Pacific Mtn Financing HK Ltd., 2.88%, 01/30/30(a)	200	186,748
Swire Properties MTN Financing Ltd., 3.50%, 01/10/28(a)	200	194,618
Wharf REIC Finance BVI Ltd., 3.50%, 01/17/28(a)	200	193,190
		13,300,803
Hungary — 0.4%
OTP Bank Nyrt
7.30%, 07/30/35, (5-year CMT + 2.861%)(a)(e)	600	621,072
7.50%, 05/25/27, (1-year CMT + 3.711%)(a)(e)	400	408,000
Security	Par (000)	Value
Hungary (continued)
8.75%, 05/15/33, (5-year CMT + 5.060%)(a)(e)	$500	$537,030
		1,566,102
India — 4.0%
ABJA Investment Co. Pte Ltd., 5.45%, 01/24/28(a)	400	405,388
Adani Electricity Mumbai Ltd., 3.95%, 02/12/30(a)	400	367,800
Adani Ports & Special Economic Zone Ltd.
3.10%, 02/02/31(a)	200	171,000
4.00%, 07/30/27(a)	200	193,500
4.20%, 08/04/27(a)(c)	400	388,130
4.38%, 07/03/29(a)	400	379,620
Axis Bank Ltd./Gandhinagar, 4.10%, (5-year CMT + 3.315%)(a)(e)(f)	200	194,750
Bharti Airtel Ltd., 3.25%, 06/03/31(a)	200	184,932
Biocon Biologics Global PLC, 6.67%, 10/09/29(a)	400	376,000
CA Magnum Holdings, 5.38%, 10/31/26(a)	400	396,850
Continuum Green Energy India Pvt / Co-Issuers, 7.50%, 06/26/33(a)	386	396,892
Delhi International Airport Ltd.
6.13%, 10/31/26(a)	200	201,900
6.45%, 06/04/29(a)	200	206,120
Greenko Power II Ltd., 4.30%, 12/13/28(a)	319	301,296
Greenko Wind Projects Mauritius Ltd., 7.25%, 09/27/28(a)	400	406,500
HDFC Bank Ltd., 3.70%, (5-year CMT + 2.925%)(a)(e)(f)	400	389,000
Hindustan Petroleum Corp. Ltd., 4.00%, 07/12/27(a)	200	196,914
ICICI Bank Ltd./Dubai, 3.80%, 12/14/27(a)	200	195,738
Indian Railway Finance Corp. Ltd.
2.80%, 02/10/31(a)	400	360,369
3.25%, 02/13/30(a)	200	187,488
3.57%, 01/21/32(a)	400	369,896
IRB Infrastructure Developers Ltd., 7.11%, 03/11/32(a)	400	403,800
JSW Hydro Energy Ltd., 4.13%, 05/18/31(a)	284	263,126
JSW Steel Ltd.
3.95%, 04/05/27(a)	200	194,449
5.05%, 04/05/32(a)	200	188,200
Muthoot Finance Ltd.
6.38%, 04/23/29(a)	200	200,000
7.13%, 02/14/28(a)	400	409,200
Network i2i Ltd., 3.98%, (5-year CMT + 3.390%)(a)(e)(f)	400	395,500
Oil India International Pte Ltd., 4.00%, 04/21/27(a)	200	197,250
Oil India Ltd., 5.13%, 02/04/29(a)	200	202,496
Power Finance Corp. Ltd.
3.35%, 05/16/31(a)	200	185,182
3.95%, 04/23/30(a)	400	385,804
4.50%, 06/18/29(a)	200	197,592
6.15%, 12/06/28(a)	200	208,496
REC Ltd.
2.25%, 09/01/26(a)	200	194,772
4.75%, 09/27/29(a)	200	199,220
5.63%, 04/11/28(a)	400	408,820
Reliance Industries Ltd.
2.88%, 01/12/32(a)	550	488,438
3.63%, 01/12/52(a)	900	633,150
3.67%, 11/30/27(a)	250	244,350
3.75%, 01/12/62(a)	400	273,150
4.88%, 02/10/45(a)	250	221,503
6.25%, 10/19/40(a)	250	267,680
ReNew Wind Energy AP2/ReNew Power Pvt Ltd. other 9 Subsidiaries, 4.50%, 07/14/28(a)	400	381,000

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® J.P. Morgan EM Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
India (continued)
Shriram Finance Ltd.
6.15%, 04/03/28(a)	$200	$201,401
6.63%, 04/22/27(a)	400	406,703
State Bank of India/London
4.88%, 05/05/28(a)	400	401,316
5.00%, 01/17/29(a)	200	201,860
5.13%, 11/25/29(a)	200	202,926
UPL Corp. Ltd., 4.63%, 06/16/30(a)	200	182,200
Vedanta Resources Finance II PLC
9.48%, 07/24/30(a)	400	395,500
9.85%, 04/24/33(a)	200	201,000
10.88%, 09/17/29(a)	400	408,600
11.25%, 12/03/31(a)	200	208,250
		15,823,017
Indonesia — 2.2%
Bank Mandiri Persero Tbk PT, 4.90%, 03/24/28(a)	600	603,816
Bank Negara Indonesia Persero Tbk PT
4.30%, (5-year CMT + 3.466%)(a)(e)(f)	400	385,500
5.28%, 04/05/29(a)	400	406,000
Freeport Indonesia PT
4.76%, 04/14/27(a)	500	499,755
5.32%, 04/14/32(a)	1,200	1,206,000
6.20%, 04/14/52(a)	700	705,978
Garuda Indonesia Persero Tbk PT, 6.50%, 12/28/31, (6.50 % Cash )(a)(g)	462	361,740
Indofood CBP Sukses Makmur Tbk PT
3.40%, 06/09/31(a)	1,000	927,000
3.54%, 04/27/32(a)	400	369,090
4.75%, 06/09/51(a)	400	335,500
LLPL Capital Pte Ltd., 6.88%, 02/04/39(a)	436	448,455
Medco Maple Tree Pte Ltd., 8.96%, 04/27/29(a)	400	418,500
Minejesa Capital BV
4.63%, 08/10/30(a)	790	781,605
5.63%, 08/10/37(a)	800	782,800
Star Energy Geothermal Darajat II/Star Energy Geothermal Salak, 4.85%, 10/14/38(a)	600	568,200
		8,799,939
Israel — 3.0%
Bank Hapoalim BM, 3.26%, 01/21/32, (5-year CMT + 2.155%)(a)(b)(e)	600	582,563
Bank Leumi Le-Israel BM
3.28%, 01/29/31, (5-year CMT + 1.631%)(a)(b)(e)	400	394,804
5.13%, 07/27/27(a)(b)	400	400,500
7.13%, 07/18/33, (5-year CMT + 3.466%)(a)(b)(e)	400	413,700
Energian Israel Finance Ltd.
5.38%, 03/30/28(a)(b)	400	383,864
5.88%, 03/30/31(a)(b)	400	373,000
8.50%, 09/30/33(a)(b)	520	537,107
ICL Group Ltd., 6.38%, 05/31/38(a)(b)	450	460,863
Israel Discount Bank Ltd., 5.38%, 01/26/28(a)(b)	400	402,124
Israel Electric Corp. Ltd.
3.75%, 02/22/32(a)(b)	400	361,000
4.25%, 08/14/28(a)(b)	600	584,940
Leviathan Bond Ltd.
6.50%, 06/30/27(a)(b)	400	397,500
6.75%, 06/30/30(a)(b)	325	321,142
Mizrahi Tefahot Bank Ltd., 3.08%, 04/07/31, (5-year CMT + 2.250%)(a)(b)(e)	400	392,444
Teva Pharmaceutical Finance Co. LLC, 6.15%, 02/01/36(c)	500	505,885
Security	Par (000)	Value
Israel (continued)
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/26	$864	$843,480
4.10%, 10/01/46	1,400	985,670
4.75%, 05/09/27	400	396,824
5.13%, 05/09/29(c)	750	749,925
6.00%, 12/01/32	400	408,000
6.75%, 03/01/28(c)	900	929,475
8.13%, 09/15/31	400	451,820
Teva Pharmaceutical Finance Netherlands IV BV, 5.75%, 12/01/30	400	405,120
		11,681,750
Ivory Coast — 0.3%
Endeavour Mining PLC, 7.00%, 05/28/30(a)	400	406,752
QIB Sukuk Ltd., 4.49%, 09/17/29(a)	600	596,580
		1,003,332
Jamaica — 0.2%
Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./Difl U.S., 12.00%, 05/25/27, (2.25% PIK)(g)	973	973,828
Kazakhstan — 1.2%
Kaspi.KZ JSC, 6.25%, 03/26/30(a)	600	612,000
KazMunayGas National Co. JSC
3.50%, 04/14/33(a)	600	521,933
5.38%, 04/24/30(a)	1,000	1,009,260
5.75%, 04/19/47(a)	1,000	877,540
6.38%, 10/24/48(a)	1,100	1,030,271
Tengizchevroil Finance Co. International Ltd., 3.25%, 08/15/30(a)	600	542,400
		4,593,404
Kuwait — 2.3%
Boubyan Sukuk Ltd.
3.39%, 03/29/27(a)	400	391,500
4.97%, 06/04/30(a)	400	404,125
Burgan Bank SAK, 2.75%, 12/15/31, (5-year CMT + 2.229%)(a)(e)	400	380,376
Equate Sukuk Spc Ltd., 5.00%, 09/05/31(a)	600	600,750
KFH Sukuk Co.
5.01%, 01/17/29(a)	1,000	1,008,750
5.38%, 01/14/30(a)	600	612,888
Kuwait Projects Co. SPC Ltd.
4.23%, 10/29/26(a)	400	374,796
4.50%, 02/23/27(a)	400	376,752
MEGlobal BV
2.63%, 04/28/28(a)	600	566,508
4.25%, 11/03/26(a)	1,000	993,437
MEGlobal Canada ULC, 5.88%, 05/18/30(a)	400	415,000
NBK SPC Ltd.
1.63%, 09/15/27, (1-day SOFR + 1.050%)(a)(e)	800	772,000
5.50%, 06/06/30, (1-day SOFR + 1.160%)(a)(e)	400	411,250
NBK Tier 1 Ltd.
3.63%, (6-year CMT + 2.875%)(a)(e)(f)	600	584,064
6.38%, , (5-year CMT + 2.042%)(b)(e)(f)	600	609,048
Warba Sukuk Ltd., 5.35%, 07/10/29(a)	400	405,916
		8,907,160
Luxembourg — 0.4%
Altice Financing SA
5.00%, 01/15/28(a)	800	640,240
5.75%, 08/15/29(a)	1,400	1,071,000
		1,711,240

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® J.P. Morgan EM Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Macau — 2.1%
MGM China Holdings Ltd.
4.75%, 02/01/27(a)	$600	$594,750
7.13%, 06/26/31(a)	400	416,436
Sands China Ltd.
2.30%, 03/08/27	600	577,584
2.85%, 03/08/29	600	555,197
3.25%, 08/08/31	500	446,563
4.38%, 06/18/30	600	579,075
5.40%, 08/08/28(c)	1,400	1,415,312
Studio City Finance Ltd.
5.00%, 01/15/29(a)	900	842,625
6.50%, 01/15/28(a)	400	396,000
Wynn Macau Ltd.
5.13%, 12/15/29(a)	800	768,904
5.50%, 10/01/27(a)	600	597,750
5.63%, 08/26/28(a)	1,000	989,100
		8,179,296
Madagascar — 0.1%
Axian Telecom Holding & Management PLC, 7.25%, 07/11/30(b)	400	400,400
Malaysia — 1.2%
Axiata SPV2 Bhd, 2.16%, 08/19/30(a)	400	355,168
Axiata SPV5 Labuan Ltd., 3.06%, 08/19/50(a)	600	419,046
CIMB Bank Bhd, 2.13%, 07/20/27(a)	400	382,328
Genm Capital Labuan Ltd., 3.88%, 04/19/31(a)	800	730,000
Gohl Capital Ltd., 4.25%, 01/24/27(a)	1,200	1,189,200
Misc Capital Two Labuan Ltd., 3.75%, 04/06/27(a)	400	393,284
TNB Global Ventures Capital Bhd
3.24%, 10/19/26(a)	600	589,548
4.85%, 11/01/28(a)	500	502,910
		4,561,484
Mexico — 5.0%
Alfa SAB de CV, 6.88%, 03/25/44(a)	200	213,140
Alpek SAB de CV
3.25%, 02/25/31(a)	200	173,274
4.25%, 09/18/29(a)	200	187,375
Alsea SAB de CV, 7.75%, 12/14/26(a)	200	201,535
America Movil SAB de CV
2.88%, 05/07/30	400	367,776
3.63%, 04/22/29	200	192,938
4.38%, 07/16/42	400	337,700
4.38%, 04/22/49	400	325,000
4.70%, 07/21/32	200	197,188
5.00%, 01/20/33	200	199,436
6.13%, 03/30/40	550	571,351
6.38%, 03/01/35	350	379,671
Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa, 4.38%, 04/11/27(a)	300	298,314
Banco Mercantil del Norte SA/Grand Cayman
5.88%, (5-year CMT + 4.643%)(a)(e)(f)	200	196,062
6.63%, (10-year CMT + 5.034%)(a)(e)(f)	200	185,400
7.50%, (10-year CMT + 5.470%)(a)(e)(f)	200	200,400
7.63%, (10-year CMT + 5.353%)(a)(e)(f)	200	201,600
8.38%, (10-year CMT + 7.760%)(a)(e)(f)	200	211,090
8.75%, , (10-year CMT + 4.299%)(a)(e)(f)	200	204,490
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand
5.62%, 12/10/29(a)	200	204,812
7.53%, 10/01/28, (5-year CMT + 2.995%)(a)(e)	400	424,500
Security	Par (000)	Value
Mexico (continued)
BBVA Bancomer SA/Texas
5.13%, 01/18/33, (5-year CMT + 2.650%)(a)(e)	$400	$385,300
5.88%, 09/13/34, (5-year CMT + 4.308%)(a)(e)	400	393,100
7.63%, 02/11/35(a)(e)	200	205,812
8.13%, 01/08/39, (5-year CMT + 4.214%)(a)(e)	200	208,520
8.45%, 06/29/38, (5-year CMT + 4.661%)(a)(e)	400	425,900
Becle SAB de CV, 2.50%, 10/14/31(a)	200	166,600
Bimbo Bakeries USA Inc.
4.00%, 05/17/51(a)	200	145,900
5.38%, 01/09/36(a)	200	197,323
Borr IHC Ltd./Borr Finance LLC, 10.00%, 11/15/28(a)	534	509,698
Braskem Idesa SAPI
6.99%, 02/20/32(a)	400	266,000
7.45%, 11/15/29(a)(c)	200	141,062
Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy, 7.88%, 02/15/39(a)	200	211,980
Cemex SAB de CV
3.88%, 07/11/31(a)	400	369,160
5.20%, 09/17/30(a)	200	198,400
5.45%, 11/19/29(a)	400	401,625
7.20%, (5-year CMT + 2.292%)(b)(e)(f)	200	203,900
Cemex SAB De CV, 5.13%, (5-year CMT + 4.534%)(a)(e)(f)	200	197,778
Cibanco SA Ibm/PLA Administradora Industrial S de RL de CV, 4.96%, 07/18/29(a)	200	193,560
Coca-Cola Femsa SAB de CV
1.85%, 09/01/32(c)	300	244,014
2.75%, 01/22/30	200	185,938
5.10%, 05/06/35	150	148,662
Cometa Energia SA de CV, 6.38%, 04/24/35(a)	152	157,058
El Puerto de Liverpool SAB de CV
6.26%, 01/22/32(a)	200	207,812
6.66%, 01/22/37(a)	200	207,762
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple, 7.25%, 01/31/41(a)	460	470,949
Fomento Economico Mexicano SAB de CV, 3.50%, 01/16/50	300	213,189
Fresnillo PLC, 4.25%, 10/02/50(a)	400	294,716
Gruma SAB de CV, 5.39%, 12/09/34(a)	200	201,376
Grupo Aeromexico SAB de CV, 8.63%, 11/15/31(a)	200	194,500
Grupo Bimbo SAB de CV
4.00%, 09/06/49(a)	200	147,750
4.70%, 11/10/47(a)	200	165,700
4.88%, 06/27/44(a)	200	171,900
Grupo Televisa SAB
5.00%, 05/13/45	200	141,126
5.25%, 05/24/49	200	142,916
6.13%, 01/31/46	200	162,130
6.63%, 01/15/40	200	185,550
Industrias Penoles SAB de CV
4.15%, 09/12/29(a)	200	195,241
4.75%, 08/06/50(a)	400	309,876
Infraestructura Energetica Nova SAPI de CV
4.75%, 01/15/51(a)	200	147,438
4.88%, 01/14/48(a)	200	151,000
Kimberly-Clark de Mexico SAB de CV, 2.43%, 07/01/31(a)	200	179,438
Minera Mexico SA de CV
4.50%, 01/26/50(a)	400	311,100
5.63%, 02/12/32(a)	200	202,740
Nemak SAB de CV, 3.63%, 06/28/31(a)	200	168,850

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® J.P. Morgan EM Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mexico (continued)
Orbia Advance Corp. SAB de CV
2.88%, 05/11/31(a)	$200	$167,196
5.50%, 01/15/48(a)	200	156,428
5.88%, 09/17/44(a)	200	168,188
6.80%, 05/13/30(a)	200	204,536
Saavi Energia Sarl, 8.88%, 02/10/35(a)	400	417,200
Sigma Finance Netherlands BV, 4.88%, 03/27/28(a)	200	199,975
Southern Copper Corp.
5.25%, 11/08/42	400	371,516
5.88%, 04/23/45	500	491,920
6.75%, 04/16/40	200	218,052
7.50%, 07/27/35	300	345,825
Total Play Telecomunicaciones SA de CV, 11.13%, 12/31/32(a)	290	278,566
Trust Fibra Uno
4.87%, 01/15/30(a)	200	190,774
6.39%, 01/15/50(a)	200	170,000
6.95%, 01/30/44(a)	200	181,000
7.38%, 02/13/34(a)	200	206,410
7.70%, 01/23/32(a)	200	210,940
		19,581,927
Moldova — 0.1%
Aragvi Finance International DAC, 11.13%, 11/20/29(a)	400	401,196
Morocco — 1.2%
OCP SA
3.75%, 06/23/31(a)	500	450,980
5.13%, 06/23/51(a)	600	459,792
6.10%, 04/30/30(a)	600	609,690
6.70%, 03/01/36(a)	800	809,336
6.75%, 05/02/34(a)	1,200	1,247,887
6.88%, 04/25/44(a)	400	390,734
7.50%, 05/02/54(a)	800	808,884
		4,777,303
Netherlands — 0.2%
Veon Midco BV, 3.38%, 11/25/27(a)	800	740,000
Nigeria — 0.7%
Access Bank PLC
6.13%, 09/21/26(a)	400	396,356
9.13%, (5-year CMT + 8.070%)(a)(e)(f)	400	389,864
IHS Holding Ltd.
6.25%, 11/29/28(a)	400	393,280
7.88%, 05/29/30(a)	400	404,532
8.25%, 11/29/31(a)	600	611,202
SEPLAT Energy PLC, 9.13%, 03/21/30(a)	400	411,000
		2,606,234
Oman — 0.2%
Otel Sukuk Ltd., 5.38%, 01/24/31(a)	400	403,876
Oztel Holdings SPC Ltd., 6.63%, 04/24/28(a)	550	571,835
		975,711
Panama — 0.8%
AES Panama Generation Holdings SRL, 4.38%, 05/31/30(a)	941	855,222
Banco General SA, 4.13%, 08/07/27(a)	400	395,100
C&W Senior Finance Ltd., 9.00%, 01/15/33(a)	600	618,600
Sable International Finance Ltd., 7.13%, 10/15/32(a)	800	799,544
Telecomunicaciones Digitales SA, 4.50%, 01/30/30(a)	400	373,000
		3,041,466
Security	Par (000)	Value
Paraguay — 0.1%
Bioceanico Sovereign Certificate Ltd., 0.00%, 06/05/34(a)(c)(j)	$296	$234,416
Peru — 2.0%
Banco de Credito del Peru SA
3.25%, 09/30/31, (5-year CMT + 2.450%)(a)(c)(e)	400	392,624
5.80%, 03/10/35, (5-year CMT + 2.240%)(a)(e)	400	400,752
5.85%, 01/11/29(a)(c)	400	415,056
6.45%, 07/30/35, (1-day SOFR + 1.140%)(a)(c)(e)	600	618,000
Cia de Minas Buenaventura SAA, 6.80%, 02/04/32(a)	600	611,310
Consorcio Transmantaro SA
4.70%, 04/16/34(a)(c)	400	388,000
5.20%, 04/11/38(a)	400	385,000
Hunt Oil Co. of Peru LLC Sucursal Del Peru, 7.75%, 11/05/38(a)	600	634,020
InRetail Consumer, 3.25%, 03/22/28(a)	400	381,624
Kallpa Generacion SA
4.13%, 08/16/27(a)	600	594,306
5.88%, 01/30/32(a)	335	343,767
Minsur SA, 4.50%, 10/28/31(a)	400	375,020
Niagara Energy SAC, 5.75%, 10/03/34(a)	900	895,410
Peru LNG SRL, 5.38%, 03/22/30(a)	667	632,551
Pluspetrol Camisea SA/Pluspetrol Lote 56 SA, 6.24%, 07/03/36(a)	400	414,876
Transportadora de Gas del Peru SA, 4.25%, 04/30/28(a)	360	356,850
		7,839,166
Philippines — 1.3%
Bank of the Philippine Islands, 5.00%, 04/07/30(a)	400	409,380
Globe Telecom Inc., 4.20%, (5-year CMT + 5.527%)(a)(e)(f)	400	394,400
JGSH Philippines Ltd., 4.13%, 07/09/30(a)	400	387,375
Manila Water Co. Inc., 4.38%, 07/30/30(a)	400	390,500
Metropolitan Bank & Trust Co.
5.38%, 03/06/29(a)	200	205,126
5.50%, 03/06/34(a)	600	614,812
Petron Corp., 5.95%, (5-year CMT + 7.574%)(a)(e)(f)	400	397,452
San Miguel Global Power Holdings Corp.
8.13%, (1-year CMT + 6.404%)(a)(e)(f)	400	393,000
8.75%, (5-year CMT + 7.732%)(a)(e)(f)	800	800,000
SMC Global Power Holdings Corp., 5.45%, (5-year CMT + 7.155%)(a)(e)(f)	600	582,000
SMIC SG Holdings Pte Ltd., 5.38%, 07/24/29(a)	400	406,500
		4,980,545
Poland — 0.4%
Canpack SA/Canpack U.S. LLC, 3.88%, 11/15/29(a)	700	651,000
ORLEN SA, 6.00%, 01/30/35(a)	1,000	1,025,000
		1,676,000
Qatar — 2.2%
ABQ Finance Ltd., 4.95%, 03/25/30(a)	400	403,800
BBG Sukuk Ltd., 4.56%, 10/09/29(a)	600	598,134
CBQ Finance Ltd., 5.38%, 03/28/29(a)	600	615,187
Commercial Bank PSQC (The), 4.50%, (5-year CMT + 3.874%)(a)(e)(f)	400	391,924
Doha Finance Ltd., 5.25%, 03/05/30(a)	600	610,313
MAR Finance LLC, 4.88%, 05/29/30(a)	400	402,250
Nakilat Inc., 6.07%, 12/31/33(a)(c)	590	621,392
Ooredoo International Finance Ltd.
2.63%, 04/08/31(a)	800	720,280
3.88%, 01/31/28(a)	400	394,304

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® J.P. Morgan EM Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Qatar (continued)
4.50%, 01/31/43(a)	$400	$354,232
4.63%, 10/10/34(a)	400	392,804
QIB Sukuk Ltd., 4.80%, 06/12/30(a)	600	602,064
QIIB Senior Oryx Ltd., 5.25%, 01/24/29(a)	600	610,002
QNB Finance Ltd.
2.75%, 02/12/27(a)	900	875,250
4.88%, 01/30/29(a)	1,000	1,011,370
5.40%, 03/04/30, (1-day SOFR + 1.050%)(a)(e)	200	200,876
		8,804,182
Saudi Arabia — 5.1%
Al Rajhi Bank, 6.38%, (5-year CMT + 1.888%)(a)(e)(f)	200	203,200
Al Rajhi Sukuk Ltd.
4.75%, 04/05/28(a)	400	399,940
6.25%, (6-year CMT + 1.594%)(a)(e)(f)	400	403,196
Almarai Co. JSC, 5.23%, 07/25/33(a)	200	202,560
ANB Sukuk Ltd., 3.33%, 10/28/30, (5-year CMT + 2.974%)(a)(e)	200	198,626
Arabian Centres Sukuk II Ltd., 5.63%, 10/07/26(a)	400	377,124
BAB Usd At1 Sukuk Ltd., 6.50%, , (6-year CMT + 1.956%)(a)(e)(f)	200	199,750
Banque Saudi Fransi
4.75%, 05/31/28(a)	400	399,404
6.38%, , (1-year CMT + 1.350%)(a)(e)(f)	200	198,836
BSF Finance, 5.50%, 11/23/27(a)	200	203,000
BSF Sukuk Co. Ltd., 5.38%, 01/21/30(a)	200	204,100
Dar Al-Arkan Sukuk Co. Ltd., 8.00%, 02/25/29(a)	200	206,842
EIG Pearl Holdings SARL
3.55%, 08/31/36(a)	397	356,607
4.39%, 11/30/46(a)	300	237,094
Greensaif Pipelines Bidco Sarl, 5.85%, 02/23/36(a)	400	409,124
Greensaif Pipelines Bidco SARL
6.10%, 08/23/42(a)	400	405,300
6.13%, 02/23/38(a)	400	416,252
6.51%, 02/23/42(a)	600	627,000
Ma'aden Sukuk Ltd., 5.25%, 02/13/30(a)	200	203,592
Riyad T1 Sukuk Ltd., 5.50%, , (5-year CMT + 1.914%)(a)(e)(f)	200	195,090
Riyad Tier 1 Sukuk Ltd., 4.00%, (5-year CMT + 2.170%)(a)(e)(f)	200	192,063
SA Global Sukuk Ltd.
2.69%, 06/17/31(a)	1,000	894,000
4.25%, 10/02/29(a)	200	197,060
4.75%, 10/02/34(a)	400	392,400
SAB AT1 Ltd., 6.50%, , (5-year CMT + 2.359%)(a)(e)(f)	200	202,800
SABIC Capital I BV
2.15%, 09/14/30(a)	200	176,360
3.00%, 09/14/50(a)	200	128,034
SABIC Capital II BV, 4.50%, 10/10/28(a)	400	398,668
Saib Tier 1 Sukuk Ltd., 6.38%, , (5-year CMT + 2.087%)(a)(e)(f)	200	202,250
Saudi Arabian Oil Co.
2.25%, 11/24/30(a)	600	535,296
3.25%, 11/24/50(a)	600	382,866
3.50%, 04/16/29(a)	900	868,297
3.50%, 11/24/70(a)	600	360,918
4.25%, 04/16/39(a)	800	705,096
4.38%, 04/16/49(a)	900	712,737
4.75%, 06/02/30(b)	200	201,097
4.75%, 06/02/30(a)	200	201,097
5.25%, 07/17/34(a)	600	605,916
5.38%, 06/02/35(b)	200	202,000
Security	Par (000)	Value
Saudi Arabia (continued)
5.75%, 07/17/54(a)	$600	$562,866
5.88%, 07/17/64(a)	600	558,150
6.38%, 06/02/55(b)	600	606,000
Saudi Electricity Global Sukuk Co. 2, 5.06%, 04/08/43(a)	400	372,416
Saudi Electricity Global Sukuk Co. 3, 5.50%, 04/08/44(a)	400	389,252
Saudi Electricity Global Sukuk Co. 4, 4.72%, 09/27/28(a)	600	604,284
Saudi Electricity Global Sukuk Co. 5, 2.41%, 09/17/30(a)	200	177,406
Saudi Electricity Sukuk Programme Co.
4.63%, 04/11/33(a)	400	396,800
4.94%, 02/13/29(a)	200	201,904
5.19%, 02/13/34(a)	400	404,208
5.23%, 02/18/30(a)	200	203,350
5.68%, 04/11/53(a)	400	383,752
Saudi Telecom Co., 3.89%, 05/13/29(a)	400	389,432
SNB Funding Ltd.
2.90%, 01/29/27(a)	200	194,376
5.55%, 07/11/29, (1-day SOFR + 1.200%)(a)(e)	200	200,259
SNB Sukuk Ltd., 2.34%, 01/19/27(a)	200	192,914
TMS Issuer SARL, 5.78%, 08/23/32(a)	400	412,800
		19,855,761
Serbia — 0.1%
Telecommunications Co. Telekom Srbija AD Belgrade, 7.00%, 10/28/29(a)	600	599,665
Singapore — 3.0%
DBS Group Holdings Ltd.
1.19%, 03/15/27(a)(c)	600	571,584
1.82%, 03/10/31, (5-year CMT + 1.100%)(a)(e)	400	393,192
4.40%, 03/21/28(a)	200	200,938
4.97%, 03/21/28, (1-day SOFR + 0.600%)(a)(e)	600	601,974
5.02%, 03/21/30, (1-day SOFR + 0.650%)(a)(e)	400	400,432
GLP Pte Ltd., 4.50%, (5-year CMT + 3.735%)(a)(e)(f)	200	110,500
Great Eastern Life Assurance Co. Ltd. (The), 5.40%, (5-year CMT + 0.696%)(a)(e)(f)	200	198,325
Oversea-Chinese Banking Corp. Ltd.
1.83%, 09/10/30, (5-year CMT + 1.580%)(a)(c)(e)	600	597,937
4.60%, 06/15/32, (5-year CMT + 1.575%)(a)(e)	600	598,686
5.52%, 05/21/34, (5-year CMT + 1.030%)(a)(e)	400	412,600
Puma International Financing SA, 7.75%, 04/25/29(a)	400	413,966
Sats Treasury Pte Ltd., 4.83%, 01/23/29(a)	400	405,264
Singapore Airlines Ltd.
3.38%, 01/19/29(a)	400	385,328
5.25%, 03/21/34(a)	400	410,872
Singapore Telecommunications Ltd., 7.38%, 12/01/31(a)	400	464,728
SingTel Group Treasury Pte Ltd.
1.88%, 06/10/30(a)	600	536,850
2.38%, 10/03/26(a)	200	195,180
2.38%, 08/28/29(a)	400	372,100
3.88%, 08/28/28(a)	400	394,900
ST Engineering RHQ Ltd., 4.25%, 05/08/30(a)	600	599,880
Ste Transcore Holdings Inc., 3.38%, 05/05/27(a)	400	394,756
United Overseas Bank Ltd.
1.75%, 03/16/31, (5-year CMT + 1.520%)(a)(e)	400	392,658
2.00%, 10/14/31, (5-year CMT + 1.230%)(a)(c)(e)	600	580,818
3.86%, 10/07/32, (5-year CMT + 1.450%)(a)(e)	800	786,216
4.40%, 04/02/28(a)	600	601,917

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® J.P. Morgan EM Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Singapore (continued)
4.96%, 04/02/28, (1-day SOFR Index + 0.580%)(a)(e)	$200	$200,438
Yinson Production Financial Services Pte Ltd., 9.63%, 05/03/29(a)(b)	400	416,752
		11,638,791
Slovenia — 0.1%
Nanshan Life Pte Ltd., 5.45%, 09/11/34(a)	600	576,906
South Africa — 2.2%
Absa Group Ltd., 6.38%, (5-year CMT + 5.411%)(a)(e)(f)	400	398,000
Anglo American Capital PLC
2.63%, 09/10/30(a)	600	541,500
2.88%, 03/17/31(a)	400	362,624
3.88%, 03/16/29(a)	400	390,500
3.95%, 09/10/50(a)	400	295,872
4.50%, 03/15/28(a)	200	199,180
4.75%, 04/10/27(a)	400	399,316
4.75%, 03/16/52(a)	400	333,672
5.50%, 05/02/33(a)	500	510,500
5.63%, 04/01/30(a)	400	415,376
5.75%, 04/05/34(a)	600	618,924
6.00%, 04/05/54(a)	200	197,542
Gold Fields Orogen Holdings BVI Ltd., 6.13%, 05/15/29(a)	200	207,875
Liquid Telecommunications Financing PLC, 5.50%, 09/04/26(a)	400	340,876
MTN Mauritius Investments Ltd., 6.50%, 10/13/26(a)	200	201,438
Sasol Financing USA LLC
4.38%, 09/18/26	200	197,400
5.50%, 03/18/31	500	414,725
6.50%, 09/27/28(c)	400	385,100
8.75%, 05/03/29(a)	700	698,250
Stillwater Mining Co.
4.00%, 11/16/26(a)	400	392,252
4.50%, 11/16/29(a)	400	364,300
Windfall Mining Group Inc. / Groupe Minier Windfall Inc., 5.85%, 05/13/32(a)	600	613,500
		8,478,722
South Korea — 3.4%
Hanwha Life Insurance Co. Ltd.
3.38%, 02/04/32, (5-year CMT + 1.850%)(a)	400	390,240
6.30%, 06/24/55, (6-year CMT + 2.403%)(b)(c)(e)	400	412,000
Hyundai Capital Services Inc.
5.13%, 02/05/27(a)	200	200,748
5.13%, 02/05/29(a)	200	202,050
5.25%, 01/22/28(a)	400	405,200
Hyundai Card Co. Ltd., 5.75%, 04/24/29(a)	200	206,018
KEB Hana Bank
1.25%, 12/16/26(a)	400	382,814
3.25%, 03/30/27(a)	400	392,188
Kookmin Bank
2.50%, 11/04/30(a)	400	355,960
4.63%, 04/21/28(a)	200	201,162
Korea Gas Corp.
2.88%, 07/16/29(a)	400	377,356
6.25%, 01/20/42(a)	400	436,156
KT Corp., 4.13%, 02/02/28(a)	400	395,632
Kyobo Life Insurance Co. Ltd., 5.90%, 06/15/52, (5-year CMT + 2.887%)(a)(e)	200	202,304
Security	Par (000)	Value
South Korea (continued)
LG Chem Ltd.
2.38%, 07/07/31(a)	$200	$172,488
3.63%, 04/15/29(a)	200	190,934
LG Electronics Inc., 5.63%, 04/24/27(a)	200	203,234
LG Energy Solution Ltd.
5.38%, 07/02/27(a)	400	403,256
5.38%, 07/02/29(a)	400	406,196
5.38%, 04/02/30(a)	200	202,704
5.50%, 07/02/34(a)	200	197,894
5.75%, 09/25/28(a)	200	204,935
5.88%, 04/02/35(a)	400	405,576
NongHyup Bank, 4.88%, 07/03/28(a)	400	405,204
POSCO
4.88%, 01/23/27(a)	200	200,288
5.75%, 01/17/28(a)	600	614,100
Shinhan Bank Co. Ltd.
1.38%, 10/21/26(a)	200	193,153
4.38%, 04/13/32(a)(c)	400	380,780
4.50%, 04/12/28(a)	200	200,474
4.63%, 05/13/30(a)	200	201,878
5.46%, 10/26/28, (1-day SOFR + 1.080%)(a)(e)	200	202,594
5.75%, 04/15/34(a)	200	205,148
Shinhan Financial Group Co. Ltd.
2.88%, (5-year CMT + 2.064%)(a)(e)(f)	200	195,852
4.50%, 07/30/30(b)	200	198,828
5.00%, 07/24/28(a)	200	202,442
SK Battery America Inc., 4.88%, 01/23/27(a)	200	199,972
SK Hynix Inc.
2.38%, 01/19/31(a)	600	529,962
5.50%, 01/16/27(a)	200	202,034
5.50%, 01/16/29(a)	400	411,256
6.38%, 01/17/28(a)	400	414,748
6.50%, 01/17/33(a)	400	432,436
Tongyang Life Insurance Co. Ltd., 6.25%, 05/07/35, (5-year CMT + 4.588%)(a)(e)	200	206,016
Woori Bank
2.00%, 01/20/27(a)	200	193,020
4.88%, 01/26/28(a)	400	404,476
6.38%, (5-year CMT + 2.277%)(a)(e)(f)	200	204,062
		13,345,768
Supranational — 0.4%
Africa Finance Corp., 2.88%, 04/28/28(a)	600	560,478
Eastern & Southern African Trade & Development Bank (The), 4.13%, 06/30/28(a)	400	360,000
QIB Sukuk Ltd., 5.58%, 11/22/28(a)	800	823,779
		1,744,257
Switzerland — 0.2%
Consolidated Energy Finance SA
5.63%, 10/15/28(a)	400	335,000
12.00%, 02/15/31(a)	400	376,000
		711,000
Taiwan — 2.6%
Cathaylife Singapore Pte Ltd., 5.95%, 07/05/34(a)	600	624,156
Foxconn Far East Ltd., 2.50%, 10/28/30(a)	400	359,200
TSMC Arizona Corp.
1.75%, 10/25/26	1,000	968,020
2.50%, 10/25/31	900	806,670
3.13%, 10/25/41	800	626,272
3.25%, 10/25/51(c)	800	582,500
3.88%, 04/22/27(c)	800	793,176

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® J.P. Morgan EM Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Taiwan (continued)
4.13%, 04/22/29(c)	$400	$397,144
4.25%, 04/22/32	700	686,959
4.50%, 04/22/52(c)	900	813,861
TSMC Global Ltd.
1.00%, 09/28/27(a)	600	558,660
1.38%, 09/28/30(a)	1,100	946,220
1.75%, 04/23/28(a)	700	652,869
2.25%, 04/23/31(a)	1,100	980,320
4.63%, 07/22/32(a)	400	401,176
		10,197,203
Tanzania — 0.2%
HTA Group Ltd./Mauritius, 7.50%, 06/04/29(a)	600	618,936
Thailand — 2.4%
Bangkok Bank PCL/Hong Kong
3.47%, 09/23/36, (5-year CMT + 2.150%)(a)	800	712,240
3.73%, 09/25/34, (5-year CMT + 1.900%)(a)(e)	900	837,544
4.30%, 06/15/27(a)	600	595,482
4.45%, 09/19/28(a)	400	397,240
5.00%, (5-year CMT + 4.729%)(a)(f)	600	599,040
5.30%, 09/21/28(a)	400	406,356
5.50%, 09/21/33(a)	600	615,012
5.65%, 07/05/34(a)	600	621,780
6.06%, 03/25/40, (5-year CMT + 4.325%)(a)(e)	800	802,305
GC Treasury Center Co. Ltd., 2.98%, 03/18/31(a)	500	443,580
Kasikornbank PCL, 5.46%, 03/07/28(a)	400	406,420
Kasikornbank PCL/Hong Kong
3.34%, 10/02/31, (5-year CMT + 1.700%)(a)(e)	800	779,704
5.28%, (5-year CMT + 4.940%)(a)(e)(f)	400	399,125
Krung Thai Bank PCL/Cayman Islands, 4.40%, (5-year CMT + 3.530%)(a)(e)(f)	400	395,500
PTT Treasury Center Co. Ltd., 3.70%, 07/16/70(a)(c)	600	397,140
PTTEP Treasury Center Co. Ltd.
2.59%, 06/10/27(a)	400	384,884
3.90%, 12/06/59(a)(c)	400	290,152
Siam Commercial Bank PCL/Cayman Islands, 4.40%, 02/11/29(a)	400	395,976
		9,479,480
Togo — 0.1%
Ecobank Transnational Inc., 10.13%, 10/15/29(a)	400	423,376
Trinidad And Tobago — 0.1%
Port of Spain Waterfront Development, 7.88%, 02/19/40(a)	400	392,000
Turkey — 3.9%
Akbank TAS
6.80%, 06/22/31, (5-year CMT + 6.015%)(a)(e)	200	199,670
7.50%, 01/20/30(a)	400	411,124
7.88%, 09/04/35, (5-year CMT + 3.726%)(a)(e)	200	200,376
9.37%, (5-year CMT + 5.270%)(a)(e)(f)	400	415,000
Anadolu Efes Biracilik Ve Malt Sanayii A/S, 3.38%, 06/29/28(a)	200	181,000
Arcelik A/S, 8.50%, 09/25/28(a)	200	207,830
Aydem Yenilenebilir Enerji A/S, 7.75%, 02/02/27(a)	360	356,047
Coca-Cola Icecek A/S, 4.50%, 01/20/29(a)	400	389,100
Eregli Demir ve Celik Fabrikalari TAS, 8.38%, 07/23/29(a)	600	622,009
Ford Otomotiv Sanayi AS, 7.13%, 04/25/29(a)	400	403,750
GDZ Elektrik Dagitim AS, 9.00%, 10/15/29(a)	200	194,500
Security	Par (000)	Value
Turkey (continued)
Limak Cimento Sanayi ve Ticaret AS, 9.75%, 07/25/29(a)	$400	$409,624
Limak Yenilenebilir Enerji AS, 9.63%, 08/12/30(a)	200	199,185
Mersin Uluslararasi Liman Isletmeciligi AS, 8.25%, 11/15/28(a)	400	416,500
Pegasus Hava Tasimaciligi AS, 8.00%, 09/11/31(a)	400	403,876
QNB Bank AS, 7.25%, 05/21/29(a)	200	207,964
Sisecam U.K. PLC
8.25%, 05/02/29(a)	400	409,228
8.63%, 05/02/32(a)	400	411,624
Turk Telekomunikasyon AS, 7.38%, 05/20/29(a)	200	205,234
Turkcell Iletisim Hizmetleri AS
5.80%, 04/11/28(a)	300	298,313
7.45%, 01/24/30(a)	400	410,600
7.65%, 01/24/32(a)	200	206,188
Turkiye Garanti Bankasi AS
7.18%, 05/24/27, (5-year USD ICE Swap + 4.220%)(a)(e)	400	407,375
8.13%, 01/03/35, (5-year CMT + 3.836%)(a)(e)	400	406,240
8.38%, 02/28/34, (5-year CMT + 4.090%)(a)(e)	400	410,428
Turkiye Is Bankasi AS
7.75%, 06/12/29(a)	400	413,541
9.13%, , (5-year CMT + 4.633%)(a)(e)(f)	200	207,062
9.19%, 06/29/28, (5-year USD Swap + 5.117%)(a)(e)	200	212,666
Turkiye Vakiflar Bankasi TAO
6.88%, 01/07/30(a)	200	199,500
7.25%, 07/31/30(b)	400	400,400
8.99%, 10/05/34, (5-year CMT + 4.669%)(a)(e)	400	416,000
9.00%, 10/12/28(a)	600	640,194
10.12%, (5-year CMT + 5.493%)(a)(e)(f)	400	423,376
Ulker Biskuvi Sanayi AS, 7.88%, 07/08/31(a)	400	414,000
Vestel Elektronik Sanayi ve Ticaret AS, 9.75%, 05/15/29(a)	400	327,376
WE Soda Investments Holding PLC
9.38%, 02/14/31(a)	200	209,470
9.50%, 10/06/28(a)	600	626,625
Yapi ve Kredi Bankasi A/S
7.13%, 10/10/29(a)	400	403,300
7.88%, 01/22/31, (5-year CMT + 7.415%)(a)(e)	400	402,376
9.25%, 10/16/28(a)	400	430,500
9.25%, 01/17/34, (5-year CMT + 5.278%)(a)(e)	400	419,772
9.74%, (5-year CMT + 5.499%)(a)(e)(f)	400	419,375
Zorlu Enerji Elektrik Uretim AS, 11.00%, 04/23/30(a)	600	583,212
		15,531,530
Ukraine — 0.1%
Metinvest BV, 7.75%, 10/17/29(a)	400	300,000
United Arab Emirates — 5.3%
Abu Dhabi Commercial Bank PJSC
3.50%, 03/31/27(a)	400	392,776
5.36%, 03/10/35, (5-year CMT + 1.677%)(a)(e)	200	200,562
5.38%, 07/18/28(a)	200	205,000
5.50%, 01/12/29(a)	200	206,812
8.00%, (5-year CMT + 3.524%)(a)(e)(f)	400	422,630
Abu Dhabi Future Energy Co Pjsc Masdar
4.88%, 07/25/29(a)	200	202,376
4.88%, 07/25/33(a)	200	199,250
5.25%, 07/25/34(a)	200	203,750
Abu Dhabi Future Energy Co. Pjsc Masdar, 4.88%, 05/21/30(a)	200	202,004

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® J.P. Morgan EM Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United Arab Emirates (continued)
Abu Dhabi National Energy Co. PJSC
2.00%, 04/29/28(a)	$200	$186,890
3.40%, 04/29/51(a)	200	139,000
4.00%, 10/03/49(a)	200	155,812
4.38%, 01/24/29(a)	200	199,128
4.38%, 10/09/31(a)	200	197,562
4.70%, 04/24/33(a)	400	396,336
4.75%, 03/09/37(a)	200	192,222
4.88%, 04/23/30(a)	400	406,880
6.50%, 10/27/36(a)	300	334,440
Abu Dhabi Ports Co. PJSC, 2.50%, 05/06/31(a)	300	267,810
Adib Capital Invest 3 Ltd., 7.25%, (5-year CMT + 3.059%)(a)(e)(f)	200	207,586
Adib Sukuk Co. II Ltd., 5.70%, 11/15/28(a)	200	207,375
Ajman Senior Sukuk Ltd., 5.13%, 04/30/30(a)	200	200,116
Aldar Investment Properties Sukuk Ltd.
4.88%, 05/24/33(a)	200	198,500
5.50%, 05/16/34(a)	200	206,500
Aldar Properties PJSC, 6.62%, 04/15/55, (5-year CMT + 3.277%)(a)(e)	200	206,559
Aldar Sukuk No. 2 Ltd., 3.88%, 10/22/29(a)	200	193,500
Alpha Star Holding IX Ltd., 7.00%, 08/26/28(a)	200	204,126
Arada Sukuk 2 Ltd., 8.00%, 06/24/29(a)	200	205,930
Arada Sukuk Ltd., 8.13%, 06/08/27(a)	200	204,870
Binghatti Sukuk SPC Ltd., 9.63%, 02/28/27(a)	200	206,375
BOS Funding Ltd.
5.25%, 09/12/29(a)	200	199,400
7.00%, 03/14/28(a)	200	208,106
Commercial Bank of Dubai PSC
5.32%, 06/14/28(a)	200	203,876
6.00%, (6-year CMT + 5.597%)(a)(e)(f)	400	399,252
DIB Sukuk Ltd.
2.74%, 02/16/27(a)	400	387,676
4.80%, 08/16/28(a)	400	400,600
5.24%, 03/04/29(a)	200	203,200
5.49%, 11/30/27(a)	400	407,250
DIB Tier 1 Sukuk 4 Ltd., 4.63%, (6-year CMT + 4.077%)(a)(e)(f)	400	394,375
EI Sukuk Co. Ltd., 5.43%, 05/28/29(a)	400	409,672
Emaar Sukuk Ltd.
3.70%, 07/06/31(a)	200	188,563
3.88%, 09/17/29(a)	400	388,000
Emirates NBD Bank PJSC
4.25%, (6-year CMT + 3.155%)(a)(e)(f)	400	387,876
5.48%, 01/22/30, (5-year CMT + 1.005%)(a)(e)	200	201,250
5.63%, 10/21/27(a)	200	204,750
5.88%, 10/11/28(a)	400	416,875
6.13%, (6-year CMT + 5.702%)(a)(e)(f)	200	200,438
6.25%, , (6-year CMT + 1.839%)(a)(e)(f)	200	204,148
Esic Sukuk Ltd., 5.83%, 02/14/29(a)	200	203,250
Fab Sukuk Co. Ltd.
2.59%, 03/02/27(a)	200	193,918
4.58%, 01/17/28(a)	200	201,062
4.78%, 01/23/29(a)	200	201,875
First Abu Dhabi Bank PJSC
4.38%, 04/24/28(a)	400	399,664
4.50%, (5-year CMT + 4.138%)(a)(e)(f)	200	198,126
4.77%, 06/06/28(a)	200	201,562
5.00%, 02/28/29(a)	400	407,250
5.13%, 10/13/27(a)	400	405,348
5.38%, 01/22/30, (5-year CMT + 2.400%)(a)(e)	200	200,812
Security	Par (000)	Value
United Arab Emirates (continued)
5.58%, 01/29/29, (1-day SOFR + 1.200%)(a)(e)	$200	$200,458
5.80%, 01/16/35, (5-year CMT + 1.550%)(a)(e)	200	204,120
6.32%, 04/04/34, (5-year CMT + 1.700%)(a)(e)	400	412,376
Galaxy Pipeline Assets Bidco Ltd.
2.16%, 03/31/34(a)	442	393,780
2.63%, 03/31/36(a)	400	342,784
2.94%, 09/30/40(a)	707	582,055
3.25%, 09/30/40(a)	400	314,112
MAF Global Securities Ltd., 7.88%, (5-year CMT + 4.893%)(a)(e)(f)	200	206,312
MAF Sukuk Ltd.
3.93%, 02/28/30(a)	200	193,514
4.64%, 05/14/29(a)	200	199,224
5.00%, 06/01/33(a)	200	200,696
Mashreqbank PSC
7.13%, (5-year CMT + 2.705%)(a)(e)(f)	200	206,126
7.88%, 02/24/33, (5-year CMT + 3.997%)(a)(e)	200	210,122
National Bank of Ras Al-Khaimah PSC, 5.38%, 07/25/29(a)	200	203,312
National Central Cooling Co. PJSC, 2.50%, 10/21/27(a)	200	190,376
Omniyat Sukuk 1 Ltd., 8.38%, 05/06/28(a)	200	205,706
Ruwais Power Co. PJSC, 6.00%, 08/31/36(a)	200	205,748
SF Holding Investment Ltd., 2.88%, 02/20/30(a)	200	186,286
Shelf Drilling Holdings Ltd., 9.63%, 04/15/29(a)(c)	386	328,486
SIB Sukuk Co. III Ltd., 5.25%, 07/03/29(a)	200	203,125
SIB Tier 1 Sukuk Iind Ltd., 6.13%, , (5-year CMT + 1.780%)(a)(e)(f)	200	199,238
Sobha Sukuk Ltd., 8.00%, 02/19/29(a)	200	204,750
Sweihan PV Power Co. PJSC, 3.63%, 01/31/49(a)	183	149,918
		20,713,475
United Kingdom — 3.2%
CK Hutchison International 16 Ltd., 2.75%, 10/03/26(a)	200	195,420
CK Hutchison International 17 II Ltd., 3.25%, 09/29/27(a)	200	194,664
CK Hutchison International 17 Ltd., 3.50%, 04/05/27(a)	200	196,586
CK Hutchison International 19 II Ltd.
2.75%, 09/06/29(a)	200	186,890
3.38%, 09/06/49(a)	400	283,772
CK Hutchison International 19 Ltd., 3.63%, 04/11/29(a)	200	193,894
CK Hutchison International 20 Ltd.
2.50%, 05/08/30(a)	200	182,791
3.38%, 05/08/50(a)	200	141,118
CK Hutchison International 21 Ltd., 2.50%, 04/15/31(a)	200	178,192
CK Hutchison International 23 Ltd.
4.75%, 04/21/28(a)	200	200,862
4.88%, 04/21/33(a)	400	397,704
CK Hutchison International 24 Ltd.
5.38%, 04/26/29(a)	200	205,588
5.50%, 04/26/34(a)	400	414,588
Hutchison Whampoa International Ltd., 7.45%, 11/24/33(a)	305	355,114
Standard Chartered PLC
2.61%, 01/12/28, (5-year CMT + 1.180%)(a)(e)	200	194,094
2.68%, 06/29/32, (1-year CMT + 1.200%)(a)(e)	800	702,696
3.27%, 02/18/36, (5-year CMT + 2.300%)(a)(e)	400	359,396
3.60%, 01/12/33, (1-year CMT + 1.900%)(a)(e)	200	181,550

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® J.P. Morgan EM Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United Kingdom (continued)
4.30%, (5-year CMT + 3.135%)(a)(e)(f)	$600	$563,250
4.31%, 05/21/30(a)(e)	400	393,478
4.64%, 04/01/31, (1-year CMT + 3.850%)(a)(e)	500	495,068
4.75%, (5-year CMT + 3.805%)(a)(e)(f)	400	366,104
5.24%, 05/13/31, (5-year CMT + 2.302%)(a)(e)	200	202,512
5.30%, 01/09/43(a)	200	182,238
5.69%, 05/14/28, (1-year CMT + 1.050%)(a)(e)	400	406,652
5.70%, 03/26/44(a)	400	384,500
5.91%, 05/14/35, (1-year CMT + 1.450%)(a)(e)	400	416,088
6.10%, 01/11/35, (1-year CMT + 2.100%)(a)(e)	400	422,092
6.17%, 01/09/27, (1-year CMT + 2.050%)(a)(e)	600	603,606
6.19%, 07/06/27, (1-year CMT + 1.850%)(a)(e)	400	405,040
6.23%, 01/21/36, (1-year CMT + 1.430%)(a)(e)	200	212,157
6.30%, 01/09/29, (1-year CMT + 2.450%)(a)(e)	800	830,400
6.30%, 07/06/34, (1-year CMT + 2.580%)(a)(e)	400	426,456
7.02%, 02/08/30, (1-year CMT + 2.200%)(a)(e)	200	214,496
7.63%, , (5-year CMT + 3.023%)(a)(e)(f)	200	206,780
7.75%, (5-year CMT + 4.976%)(a)(e)(f)	400	414,918
7.77%, 11/16/28, (1-year CMT + 3.450%)(a)(e)	600	639,180
7.88%, (5-year CMT + 3.574%)(a)(e)(f)	200	210,750
		12,760,684
United States — 2.5%
AES Andes SA, 6.30%, 03/15/29(a)	200	206,076
Avianca Midco 2 PLC
9.00%, 12/01/28(a)	1,150	1,091,063
9.63%, 02/14/30(a)	200	186,000
Bimbo Bakeries USA Inc.
6.05%, 01/15/29(a)	200	207,660
6.40%, 01/15/34(a)	200	213,500
China Cinda Finance 2017 I Ltd., 4.40%, 03/09/27(a)	200	198,738
China Overseas Finance Cayman III Ltd., 6.38%, 10/29/43(a)	200	206,130
CNOOC Finance 2014 ULC, 4.88%, 04/30/44	200	193,350
GCC SAB de CV, 3.61%, 04/20/32(a)	200	177,230
JBS USA Holding Lux Sarl / JBS USA Foods Group Holdings Inc. / JBS USA Food Co.
5.50%, 01/15/36(b)	200	198,645
6.25%, 03/01/56(b)	300	297,024
6.38%, 04/15/66(b)	200	197,764
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
3.00%, 02/02/29	200	189,724
3.00%, 05/15/32	250	218,367
3.63%, 01/15/32	200	183,157
4.38%, 02/02/52	200	151,743
5.75%, 04/01/33	400	408,689
6.50%, 12/01/52	400	408,732
6.75%, 03/15/34	386	420,035
7.25%, 11/15/53	300	331,667
JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group
5.95%, 04/20/35(a)	200	206,067
6.38%, 02/25/55(a)	200	200,232
Las Vegas Sands Corp.
3.90%, 08/08/29(c)	600	572,307
5.63%, 06/15/28	800	812,135
5.90%, 06/01/27	500	508,263
6.00%, 08/15/29	400	411,021
6.00%, 06/14/30	400	410,922
6.20%, 08/15/34	400	408,482
Playtika Holding Corp., 4.25%, 03/15/29(a)	390	356,909
Security	Par (000)	Value
United States (continued)
Sagicor Financial Co. Ltd., 5.30%, 05/13/28(a)	$400	$394,776
		9,966,408
Zambia — 1.0%
First Quantum Minerals Ltd.
6.88%, 10/15/27(a)	572	571,285
8.00%, 03/01/33(a)	800	824,000
8.63%, 06/01/31(a)	1,200	1,245,000
9.38%, 03/01/29(a)	1,250	1,320,313
		3,960,598
Total Corporate Bonds & Notes — 96.5% (Cost: $387,084,472)		378,849,672
Foreign Government Obligations(k)
Senegal — 0.1%
Africa Finance Corp., 7.50%, , (5-year CMT + 3.015%)(a)(e)(f)	400	390,648
South Korea — 0.8%
Industrial Bank of Korea
4.00%, 09/30/29(a)	200	197,854
4.38%, 06/24/30(b)	200	200,726
5.38%, 10/04/28(a)	400	412,064
Korea Electric Power Corp., 4.88%, 01/31/27(a)	600	602,916
Korea Expressway Corp., 5.00%, 05/14/27(a)	400	404,888
Korea Gas Corp.
3.88%, 07/13/27(a)	200	197,722
4.88%, 07/05/28(a)	200	201,952
5.00%, 07/08/29(a)	200	203,894
Korea Hydro & Nuclear Power Co. Ltd.
4.25%, 07/27/27(a)	600	596,586
4.63%, 07/29/29(a)	200	201,022
		3,219,624
Supranational — 0.5%
Africa Finance Corp.
3.75%, 10/30/29(a)	400	375,252
5.55%, 10/08/29(a)	400	403,500
African Export-Import Bank (The)
3.80%, 05/17/31(a)	600	520,500
3.99%, 09/21/29(a)	600	550,500
		1,849,752
Turkey — 0.0%
Turkiye Vakiflar Bankasi TAO, 5.50%, 10/01/26(a)	200	200,200
Total Foreign Government Obligations — 1.4% (Cost: $5,744,169)		5,660,224
Total Long-Term Investments — 97.9% (Cost: $392,828,641)		384,509,896
	Shares
Short-Term Securities
Money Market Funds — 9.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.44%(l)(m)(n)	32,935,104	32,948,278

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® J.P. Morgan EM Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(l)(m)	4,950,000	$4,950,000
Total Short-Term Securities — 9.7% (Cost: $37,898,278)		37,898,278
Total Investments — 107.6% (Cost: $430,726,919)		422,408,174
Liabilities in Excess of Other Assets — (7.6)%		(29,667,138)
Net Assets — 100.0%		$392,741,036

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(f)	Perpetual security with no stated maturity date.
(g)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(h)	Issuer filed for bankruptcy and/or is in default.
(i)	Non-income producing security.
(j)	Zero-coupon bond.
(k)	U.S. dollar denominated security issued by foreign domiciled entity.
(l)	Affiliate of the Fund.
(m)	Annualized 7-day yield as of period end.
(n)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/25	Shares Held at 07/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$39,100,279	$—	$(6,141,293)(a)	$6,276	$(16,984)	$32,948,278	32,935,104	$142,233 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	5,180,000	—	(230,000)(a)	—	—	4,950,000	4,950,000	70,093	—
				$6,276	$(16,984)	$37,898,278		$212,326	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® J.P. Morgan EM Corporate Bond ETF

Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$378,849,672	$—	$378,849,672
Foreign Government Obligations	—	5,660,224	—	5,660,224
Short-Term Securities
Money Market Funds	37,898,278	—	—	37,898,278
	$37,898,278	$384,509,896	$—	$422,408,174

Currency Abbreviation
USD	United States Dollar

Portfolio Abbreviation
CMT	Constant Maturity Treasury
JSC	Joint Stock Company
PIK	Payment-in-kind
PJSC	Public Joint Stock Company
SOFR	Secured Overnight Financing Rate